Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001863006
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40842
Entity Registrant Name	Valens Semiconductor Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	8 Hanagar St. POB 7152
Entity Address, City or Town	Hod Hasharon
Entity Address, Postal Zip Code	4501309
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding	103,050,266
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) amends the annual report on Form 20-F of Valens Semiconductor Ltd. for the year ended December 31, 2025, which was filed with the U.S. Securities and Exchange Commission on February 25, 2026 (the “Original Report”). This Amendment is being filed solely to revise the consent of Kesselman & Kesselman, a member firm of PricewaterhouseCoopers International Limited (“PwC”) included in Exhibit 15.1 of the Original Report. The consent included in the Original Report omitted reference to our Registration Statement on Form F-3 (No. 333-260390). A new consent of PwC is being filed as an exhibit hereto.As required by Rule 12b-15 under the Exchange Act, as amended, new certifications by our principal executive officer and principal financial officer are being filed as Exhibits 12.1, 12.2, 13.1 and 13.2 to this Amendment.This Amendment does not reflect events occurring after the filing of the Original Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Original Report. The filing of this Amendment should not be understood to mean that any statements contained in the Original Report, as amended by this Amendment, are true or complete as of any date subsequent to the original filing date of the Original Report.
Amendment Flag	true
Document Fiscal Period Focus	FY
Ordinary shares, no par value
Document Information Line Items
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	VLN
Security Exchange Name	NYSE
Warrants to purchase ordinary shares
Document Information Line Items
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	VLNW
Security Exchange Name	NYSE
Business Contact
Document Information Line Items
Entity Address, Address Line One	8 Hanagar St. POB 7152
Entity Address, City or Town	Hod Hasharon
Entity Address, Postal Zip Code	4501309
Entity Address, Country	IL
Contact Personnel Name	Guy Nathanzon
City Area Code	+972
Local Phone Number	(9) 762-6900